Note 6 - Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
6.           Stockholders’ Equity

Common Stock Transactions

In February 2010, we issued 12,000 shares of our common stock in settlement of an obligation accrued at December 31, 2009 in the amount of $90,000.

During December 2011, we sold an aggregate of 658,520 shares of our common stock to fifteen individual accredited investors (including members of our board of directors and management --see Note 9) for an aggregate purchase price of $441,210, $36,800 of which was received in January 2012 and is therefore reflected as a receivable (Other Current Asset) in the accompanying Consolidated Balance Sheet as of December 31, 2011.  We also issued to the investors warrants to purchase an aggregate of 987,783 shares of common stock at a price of $1.00 per share, which expire in December 2016.

From time to time, we issue shares of our common stock to consultants or others in exchange for services.  During 2011, 2010 and 2009 we issued 129,245, 10,500, and 4,500, respectively, for such services; and we recorded general and administrative expense of $150,000, $53,813, and $31,500 during each respective period related to these issuances.

Stock Options

In 2006, we adopted the GeoVax Labs, Inc. 2006 Equity Incentive Plan (the “Stock Option Plan”) for the granting of qualified incentive stock options (“ISO’s”), nonqualified stock options, restricted stock awards or restricted stock bonuses to employees, officers, directors, consultants and advisors of the Company.  The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees).  Options granted under the Stock Option Plan have a maximum ten-year term and generally vest over three years.  The Company has reserved 1,200,000 shares of its common stock for issuance under the Stock Option Plan.

A summary of activity under the Stock Option Plan as of December 31, 2011, and changes during the year then ended is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	1,137,356	$5.33
Granted	230,000	0.91
Exercised	-	-
Forfeited or expired	(439,114)	2.81
Outstanding at December 31, 2011	928,242	$5.43	6.5	$-0-
Exercisable at December 31, 2011	578,231	$7.59	4.8	$-0-

Additional information concerning our stock options for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Weighted average fair value of options granted during the period	$0.79	$2.95	$6.15
Intrinsic value of options exercised during the period	-	-	-
Total fair value of options vested during the period	540,339	499,557	1,143,326

We use the Black-Scholes model for determining the grant date fair value of our stock option grants.  This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted.  The significant assumptions we used in our fair value calculations were as follows:

	2011	2010	2009
Weighted average risk-free interest rates	1.4%	2.6%	2.8%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option	7 yrs	6.7 yrs	7 yrs
Expected volatility	111.2%	112.9%	112.3%

Stock-based compensation expense related to the Stock Option Plan was $463,752, $575,662, and $1,221,764 during the years ended December 31, 2011, 2010 and 2009, respectively.  Stock option expense is allocated to research and development expense or to general and administrative expense based on the related employee classifications and corresponds to the allocation of employee salaries.  For the three years ended December 31, 2011, stock option expense was allocated as follows:

	2011	2010	2009
General and administrative expense	$284,352	$369,161	$917,110
Research and development expense	179,400	206,501	304,654
Total stock option expense	$463,752	$575,662	$1,221,764

As of December 31, 2011, there was $515,697 of unrecognized compensation expense related to stock-based compensation arrangements.  The unrecognized compensation expense is expected to be recognized over a weighted average remaining period of 2.0 years.

Compensatory Warrants

From time to time, we issue stock purchase warrants to consultants or others in exchange for services. A summary of our compensatory warrant activity as of December 31, 2011, and changes during the year then ended is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	59,400	$7.00
Granted	7,400	1.40
Exercised	-	-
Forfeited or expired	(2,400)	7.00
Outstanding at December 31, 2011	64,400	$7.00	0.6	$-0-
Exercisable at December 31, 2011	58,850	$7.00	0.7	$-0-

Additional information concerning our compensatory warrants for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Weighted average fair value of warrants granted during the period	$0.96	$-	$4.75
Intrinsic value of warrants exercised during the period	-	-	-
Total fair value of warrants vested during the period	1,780	19,238	6,413

We use the Black-Scholes model for determining the grant date fair value of our compensatory warrants.  The significant assumptions we used in our fair value calculations were as follows:

	2011	2010	2009
Weighted average risk-free interest rates	0.98%	-	1.54%
Expected dividend yield	0.0%	-	0.0%
Expected life of warrant	3.0 yrs	-	3.0 yrs
Expected volatility	115.46%	-	112.1%

Expense associated with compensatory warrants was $7,119, $121,057, and $45,401 during the years ended December 31, 2011, 2010 and 2009, respectively.  All such expense was allocated to general and administrative expense.  As of December 31, 2011, there was no unrecognized compensation expense related to compensatory warrant arrangements.

Investment Warrants

In addition to outstanding stock options and compensatory warrants, as of December 31, 2011 we have a total of 1,806,159 outstanding stock purchase warrants issued to investors in connection with financing transactions.  Warrants as to 987,783 have an exercise price of $1.00 per share and expire in December 2016; warrants as to 818,376 have an exercise price of $16.50 and expire in December 2014.  During the fourth quarter of 2011, we recorded general and administrative expense of $152,126 associated with the extension of warrants which were due to expire in 2011 to 2013.